Warrants - Changes in warrant liability (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance, beginning of period	$ 374,694	$ 287,750
Balance, end of period	297,634	374,694
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance, beginning of period	374,694	287,750
Additional warrants issued		0
Change in fair value	(77,060)	86,944
Balance, end of period	$ 297,634	$ 374,694